Note 4 - Loans and Related Allowance for Loan Losses (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Days Past Due	90 days
Financing Receivable, Modifications, Recorded Investment	$ 6,700,000	$ 3,100,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	309,000	$ 259,000	$ 207,000
Commercial And Industrial [Member]
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 237,000
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable Increase in Portfolio Percent	7.70%
Threshold For Loans Evaluated For Impairment [Member]
Notes, Loans and Financing Receivable, Gross, Current	$ 150,000
Loans and Leases Receivable before Fees, Gross	1,000,000
Threshold For Loans Evaluated For Impairment [Member] | Outside Consultant [Member]
Loans and Leases Receivable before Fees, Gross	250,000
Threshold For Loans Evaluated For Impairment [Member] | Criticized Relationships [Member]
Financing Receivable, Gross	125,000
Residential Loan [Member] | Real Estate Mortgage Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 414,000